INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
14.	INCOME TAXES
Income (loss)
before
income tax consisted of:

	Year Ended December 31,
	2025	2024	2023
Macau operations	$641,064	$438,047	$11,021
Hong Kong operations	(514,544)	(499,077)	(474,862)
Philippine operations	51,031	72,211	86,910
Cyprus operations	8,379	(7,295)	(29,171)
Other jurisdictions operations	(37,645)	(10,235)	4,194

Income (loss) before income tax	$148,285	$(6,349)	$(401,908)

The income tax expense consisted of:

	Year Ended December 31,
	2025	2024	2023
Income tax expense - current:
Macau Complementary Tax	$7,665	$7,773	$—
Payments in lieu of Macau Complementary Tax on dividends	7,843	7,021	5,650
Hong Kong Profits Tax	190	185	11,613
Philippine Corporate Income Tax	28	—	4
Philippine withholding tax on dividends	5,934	5,515	2,566
Income tax in other jurisdictions	(10)	31	66

Sub-total	21,650	20,525	19,899

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	(6,383)	46	(511)
Payments in lieu of Macau Complementary Tax on dividends	(7)	(14)	(1,327)
Hong Kong Profits Tax	(10,394)	(1,035)	(450)
Philippine Corporate Income Tax	—	479	(157)
Income tax in other jurisdictions	(14)	(227)	50

Sub-total	(16,798)	(751)	(2,395)

Income tax (benefit) expense - deferred:
Macau Complementary Tax	(796)	(337)	(7,931)
Hong Kong Profits Tax	134	640	(154)
Philippine Corporate Income Tax	(1,221)	959	3,366
Cyprus Corporate Income Tax	(140)	575	589
Income tax in other jurisdictions	—	(1)	48

Sub-total	(2,023)	1,836	(4,082)

Total income tax expense	$2,829	$21,610	$13,422

A reconciliation of the Macau Complementary Tax rate and the Company’s effective tax rate for the year ended December 31, 2025 under the new accounting standard is as follows:

	Year Ended December 31, 2025
	Amount	Percent
Macau Complementary Tax rate	$17,794	12.0%
Other jurisdictions tax effects
Hong Kong
Tax rate differential	(13,726)	(9.3)%
Changes in valuation allowances	2,908	2.0%
Interest income	(37,986)	(25.6)%
Interest expense	73,859	49.8%
Net foreign currency exchange difference	7,338	4.9%
Depreciation and amortization	1,885	1.3%
Share-based compensation	1,717	1.2%
Other	264	0.2%
The Philippines
Tax rate differential	6,195	4.2%
Withholding tax on dividends	5,934	4.0%
Profits generated by gaming operations exempted	(24,550)	(16.6)%
Changes in valuation allowances	9,693	6.5%
Other	1,750	1.2%
Cyprus
Tax rate differential	(301)	(0.2)%
Enacted change in tax rate	(7,631)	(5.1)%
Changes in valuation allowances	17,432	11.7%
Tax incentive	(2,400)	(1.6)%
Other	(16)	(0.0)%
Sri Lanka
Tax rate differential	(15,328)	(10.3)%
Enacted change in tax rate	(689)	(0.5)%
Changes in valuation allowances	22,331	15.0%
Other	(622)	(0.4)%
Other jurisdictions	507	0.3%
Payments in lieu of Macau Complementary Tax on dividends	7,843	5.3%
Profits generated by gaming operations exempted	(84,652)	(57.1)%
Changes in valuation allowances	18,207	12.3%
Nontaxable or nondeductible items
Impairment of goodwill	6,951	4.7%
Share-based compensation	1,324	0.9%
Depreciation and amortization	1,382	0.9%
Other	1,746	1.2%
Changes in unrecognized tax benefits	(16,277)	(11.0)%
Other adjustments	(53)	(0.0)%

Effective tax rate	$2,829	1.9%

Note:	Intercompany transactions which are considered as nondeductible expense in one jurisdiction and nontaxable income in another jurisdiction were eliminated in the tax rate reconciliation.

A reconciliation of the income tax expense from loss before income tax per the accompanying consolidated statements of operations for the years ended December 31, 2024 and 2023 is as follows
:

	Year Ended December 31,
	2024	2023
Loss before income tax	$(6,349)	$(401,908)
Macau Complementary Tax rate	12%	12%
Income tax benefit at Macau Complementary Tax rate	(762)	(48,229)
Payments in lieu of Macau Complementary Tax on dividends	7,021	5,650
Effect of different tax rates of subsidiaries operating in other jurisdictions	(14,719)	(13,422)
Over provision in prior years	(751)	(2,395)
Effect of income for which no income tax expense is payable	(29,371)	(14,178)
Effect of expenses for which no income tax benefit is receivable	95,116	80,455
Effect of profits generated by gaming operations exempted	(92,598)	(75,403)
Changes in valuation allowances	24,123	27,004
Expired tax losses	33,551	53,940

Income tax expense	$21,610	$13,422

Melco Resorts and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands, where they are incorporated, while Melco Resorts is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Macau, Hong Kong, the Philippines, Cyprus,
Sri Lanka and other jurisdictions are subject to Macau Complementary Tax, Hong Kong Profits Tax, Philippine Corporate Income Tax, Cyprus Corporate Income Tax, Sri Lanka Corporate Income Tax and income tax in other jurisdictions, respectively, during the years ended December 31, 2025 and 2024, and Macau Complementary Tax, Hong Kong Profits Tax, Philippine Corporate Income Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions, respectively, during the year ended December 31, 2023.
Macau Complementary Tax, Hong Kong Profits Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions have been provided at 12%, 16.5%, 12.5% and the respective tax rates in other jurisdictions, on the estimated taxable income earned in or derived from the respective jurisdictions, respectively, during the years ended December 31, 2025, 2024 and 2023, if applicable. On December 31, 2025, the Cyprus government enacted a change in the Cyprus Corporate Income Tax rate from 12.5% to 15%, effective from January 1, 2026.
In the Philippines, the Corporate Recovery and Tax Incentives for Enterprises (“CREATE”) took effect on April 11, 2021. CREATE reduced the minimum corporate income tax rate in the Philippines from 2% to 1% for the period from July 1, 2020 to June 30, 2023 and the corporate income tax rate in the Philippines from 30% to 25% starting July 1, 2020.
The subsidiaries incorporated in Sri Lanka are subject to Sri Lanka corporate income tax of 40%, which is increased to 45% with effect from April 1, 2025 on profits from betting and gaming activities while profits of other businesses are subject to tax of 30% on profit earned in or derived from Sri Lanka and abroad.
Pursuant to a Dispatch of the Chief Executive of Macau dated January 29, 2024, MRM benefits from the Macau Complementary Tax exemption on profits generated from gaming operations under the Concession for the period of five years from 2023 to 2027. MRM’s non-gaming
profits are subject to the Macau

Complementary Tax and its casino revenues remain subject to the Macau special gaming tax and other levies in accordance with the Concession effective on January 1, 2023. Studio City Entertainment Limited (“SCE”), a subsidiary of Melco Resorts, applied for an extension of the Macau Complementary Tax exemption on profits generated from income from MRM for 2022 under the previous gaming subconcession and for the period of 10 years from 2023 to 2032 under the Concession to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax. These applications are subject to the discretionary approval of the Macau government. The application for the Macau Complementary Tax exemption for 2023 to 2032 was confirmed to be rejected in September 2024. The dividend distributions of SCE from income tax exempted profits to its shareholders continue to be subject to the Macau Complementary Tax.
The gaming operations of MRL, the operator of City of Dreams Manila, are exempt from Philippine Corporate Income Tax, among other taxes, pursuant to the Philippine Amusement and Gaming Corporation (“PAGCOR”) charter as a result of its payment of the 5% franchise tax based on gross gaming revenue in the Philippines, in lieu of all other taxes.
Had MRM and MRL not have been entitled to the income tax exemption on profits generated by gaming operations for the years ended December 31, 2025 and 2024 in Macau and the Philippines, respectively, the Company’s consolidated net income attributable to Melco Resorts & Entertainment Limited for the years ended December 31, 2025 and 2024 would have been decreased by $
109,111
and $92,463 and diluted net income attributable to Melco Resorts & Entertainment Limited per share would have been decreased by $
0.091
and $0.071 per share, respectively. Had MRM and MRL not have been entitled to the income tax exemption on profits generated by gaming operations for the year ended December 31, 2023 in Macau and the Philippines, respectively, and if SCE’s application for the extended exemption from Macau Complementary Tax on profits generated from income received from MRM were rejected during the year ended December 31, 2023, the Company’s consolidated net loss attributable to Melco Resorts & Entertainment Limited for the year ended December 31, 2023 would have been increased by $75,190 and diluted net loss attributable to Melco Resorts & Entertainment Limited per share would have been increased by $0.057 per share.
In February 2024, MRM entered into an agreement with the Macau government in relation to payments in lieu of the Macau Complementary Tax which would otherwise be borne by the shareholders of MRM on dividend distributions from gaming profits for the period from January 1, 2023 to December 31, 2025 under the Concession. Such payments are required regardless of whether dividends are actually distributed or whether MRM has distributable profits in the relevant year. During the years ended December 31, 2025, 2024 and 2023, an estimated amount of $
7,843
, $7,021 and $5,650 was provided for such arrangement,

respectively. In October 2025, MRM submitted an application for an extension to the agreement for an annual payment for the period from 2026 through 2027
, and such application is currently under review by the Macau government
.
Certain jurisdictions in which the Ultimate Parent operates have enacted Global Anti-Base Erosion Model Rules (“Pillar Two”) that became effective on January 1, 2024. The Company and its Ultimate Parent are in scope of the enacted legislation and have performed an assessment of the Company’s potential exposure to Pillar Two income taxes, which is based on the most recent tax filings, country-by-country
reporting and financial information for the constituent entities of the Ultimate Parent. Based on management’s best estimate, the Company does not have exposure to Pillar Two top-up
taxes for the years ended December 31, 2025 and 2024.

The reconciliation of the Macau Complementary Tax rate and the Company’s effective tax rate of 1.9% for the year ended December 31, 2025 was disclosed in the table above under the new accounting standard. The effective tax rates for the years ended December 31, 2024 and 2023 were
(340.37)
% and
(3.34)
%,
 respectively, such rates differ from the statutory Macau
Complementary Tax rate of
12
%, where the majority of the Company’s operations are located, primarily due to the effects of expired tax losses, expenses for which no income tax benefit is receivable, income for which no income tax expense is payable, changes in valuation allowances, profits generated by gaming operations being exempted from Macau Complementary Tax and Philippine Corporate Income Tax and different tax rates of subsidiaries operating in other jurisdictions for the years ended December 31, 2024 and 2023.
The components of income taxes paid, net of refunds, are as follows:

Year Ended December 31,
2025
Macau	$7,270
The Philippines	6,199
Other	277

Total income taxes paid, net	$13,746

The net deferred tax liabilities as of December 31, 2025 and 2024 consisted of the following:

	December 31,
	2025	2024
Deferred tax assets:
Net operating losses carried forward	$191,685	$216,542
Depreciation and amortization	247,982	247,041
Lease liabilities	42,373	39,101
Other	38,063	19,300

Sub-total	520,103	521,984
Valuation allowances	(472,493)	(477,834)

Total deferred tax assets	47,610	44,150

Deferred tax liabilities:
Right-of-use assets	(20,988)	(20,366)
Land use rights	(34,274)	(35,546)
Intangible assets	(11,220)	(8,800)
Unrealized capital allowances	(3,637)	(3,446)
Other	(12,081)	(12,700)

Total deferred tax liabilities	(82,200)	(80,858)

Deferred tax liabilities, net	$(34,590)	$(36,708)

As of December 31, 2025 and 2024, valuation allowances of $
472,493
and $477,834 were provided, respectively,
as
management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2025, adjusted operating tax losses carried forward of $
29,249
have no expiry date and the remaining amount of adjusted operating tax losses carried forward of $
1,172,790
will expire by

2026 through
2031.

Adjusted operating tax losses carried forward of $
532,028
expired during the year ended December 31, 2025.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Aggregate undistributed earnings of certain of
Melco Resorts’

foreign subsidiaries available for distribution to
Melco Resorts of
approximately
$745,397
 and $
745,397
as of December 31, 2025 and 2024, respectively, are considered to be indefinitely reinvested. Accordingly, no
provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to Melco

Resorts
. If those earnings were to be distributed or they were determined to be no longer permanently reinvested,
Melco
Resorts
would have to record a deferred income tax liability in respect of those undistributed earnings of approximately
$89,448
 and $
89,448
as of December 31, 2025 and 2024, respectively.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2025	2024	2023
At beginning of year	$33,449	$27,332	$22,940
Additions based on tax positions related to current year	4,693	8,056	756
(Reductions) additions based on tax positions related to prior year	(9,940)	50	4,984
Reductions due to expiry of the statute of limitations	(6,337)	(1,989)	(1,348)

At end of year	$21,865	$33,449	$27,332

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate were $21,865 and $33,449 as of December 31, 2025 and 2024, respectively.
As of December 31, 2025 and 2024, there were no interest
and
penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements.
Melco Resorts and its subsidiaries’ major tax jurisdictions are Macau, Hong Kong, the Philippines, Cyprus and Sri Lanka. Income tax returns of Melco Resorts and its subsidiaries remain open and subject to examination by the local tax authorities of Macau, Hong Kong, the Philippines, Cyprus and Sri Lanka until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau, Hong Kong, the Philippines, Cyprus and Sri Lanka are
five years, six years, three years, six years and
two and a half years
, respectively.